Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment

Note 12—Property, Plant and Equipment

(EUR’000)	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Right-of-Use Assets	Total
Cost
January 1, 2024	27,436	11,420	19,375	123,920	182,151
Additions	299	951	76	861	2,187
Disposals	(5,995)	(1,635)	—	(89)	(7,719)
Transferred	66	(66)	—	—	—
Foreign exchange translation	127	306	847	5,462	6,742
December 31, 2024	21,933	10,976	20,298	130,154	183,361
Additions	996	5,704	1,678	78,646	87,024
Transferred (1)	(162)	(1,311)	(13,658)	(21,264)	(36,395)
Foreign exchange translation	(2)	(517)	(1,271)	(9,299)	(11,089)
December 31, 2025	22,765	14,852	7,047	178,237	222,901

Depreciation and impairment
January 1, 2024	(12,784)	(7,175)	(10,946)	(40,612)	(71,517)
Depreciation charge	(2,330)	(1,322)	(1,283)	(12,312)	(17,247)
Disposals	5,296	1,501	—	88	6,885
Foreign exchange translation	(112)	(194)	(556)	(1,906)	(2,768)
December 31, 2024	(9,930)	(7,190)	(12,785)	(54,742)	(84,647)
Depreciation charge	(2,325)	(1,301)	(1,230)	(12,350)	(17,206)
Impairment charge	—	(196)	(618)	(6,694)	(7,508)
Impairment reversal	16	201	2,008	—	2,225
Transferred (1)	529	731	11,667	12,797	25,724
Foreign exchange translation	(18)	368	793	3,847	4,990
December 31, 2025	(11,728)	(7,387)	(165)	(57,142)	(76,422)

Carrying amount
December 31, 2024	12,003	3,786	7,513	75,412	98,714
December 31, 2025	11,037	7,465	6,882	121,095	146,479
(1)
Includes transfer from right-of-use assets to finance lease receivables. For further details, refer to Note 17, “Financial Assets and Liabilities.”

The impairment charge for the year ended December 31, 2025, relates to change in activities at one of the Company’s sites. The site is partially subleased (commencing in 2026) and is recognized as a right-of-use asset with a carrying amount of €30.9 million as of December 31, 2025. The impairment charge represents the difference between the carrying amount of the right‑of‑use subleased asset and the lease receivable, subsequently recognized at the lease commencement date.

Depreciation charges are specified below:

(EUR’000)	2025	2024	2023
Depreciation charges
Cost of sales (1)	1,835	3,197	2,509
Research and development expenses	8,468	7,453	10,296
Selling, general, and administrative expenses	6,903	6,597	5,623
Total depreciation charges	17,206	17,247	18,428
(1)
Includes depreciation charges capitalized as part of inventories.